Lease Liabilities - Schedule of Carrying Amount of Lease Liabilities (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Carrying Amount of Lease Liabilities [Abstract]
Current	$ 1,376,122	$ 177,159	$ 3,361,230
Non-current	1,014,182	130,564	1,122,591
Carrying amount of lease liabilities	$ 2,390,304	$ 307,723	$ 4,483,821